Financial Information of Parent Company Balance Sheets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 12,146,854	$ 34,686,379	$ 82,552,314	$ 90,975,155
Total current assets	30,264,575	80,880,489
Convertible loan	3,257,622	0
Total assets	240,718,766	125,732,462
Current liabilities:
Current portion of long-term debt	0	8,506,324
Total current liabilities	17,556,839	33,204,904
Total liabilities	62,006,051	34,060,613
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 95,237,174 and 89,018,518 shares issued and 82,749,791 and 76,531,135 shares outstanding as of December 31, 2014 and 2015, respectively)	890,185	952,372
Additional paid-in capital	161,308,330	161,924,810
Accumulated deficits	(126,349,246)	(86,190,592)
Accumulated other comprehensive income	162,580,400	34,584,804
Treasury stock, at cost (12,487,383 and 12,487,383 shares as of December 31, 2014 and 2015, respectively)	(20,109,451)	(20,109,451)
Total equity	178,320,218	91,161,943
Total liabilities and equity	240,718,766	125,732,462
Parent Company [Member]
Current assets:
Cash and cash equivalents	2,113,203	4,928,041	$ 2,708,804	$ 3,603,676
Other current assets	112,808	88,420
Amounts due from subsidiaries	5,702,990	8,881,560
Total current assets	7,929,001	13,898,021
Investments in subsidiaries	170,889,687	86,826,444
Convertible loan	2,010,838	0
Total assets	180,829,526	100,724,465
Current liabilities:
Other current liabilities	1,717,051	206,414
Amount due to subsidiaries	792,257	849,784
Current portion of long-term debt	0	8,506,324
Total current liabilities	2,509,308	9,562,522
Total liabilities	2,509,308	9,562,522
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 95,237,174 and 89,018,518 shares issued and 82,749,791 and 76,531,135 shares outstanding as of December 31, 2014 and 2015, respectively)	890,185	952,372
Additional paid-in capital	161,308,330	161,924,810
Accumulated deficits	(126,349,246)	(86,190,592)
Accumulated other comprehensive income	162,580,400	34,584,804
Treasury stock, at cost (12,487,383 and 12,487,383 shares as of December 31, 2014 and 2015, respectively)	(20,109,451)	(20,109,451)
Total equity	178,320,218	91,161,943
Total liabilities and equity	$ 180,829,526	$ 100,724,465